SEGMENTS, GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Sales by major customers as percentage of total sales) (Details) - Percentage of Total Sales [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer A [Member]
Revenue, Major Customer [Line Items]
Concentration percentage	23.00%	18.00%	19.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Concentration percentage	10.00%	14.00%	18.00%